UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	136,480	$13,661,648

		$13,661,648

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	99,328	$7,373,118

		$7,373,118

Banks — 4.5%
JPMorgan Chase & Co.	282,009	$16,700,573
PNC Financial Services Group, Inc. (The)	95,142	8,046,159
Wells Fargo & Co.	104,206	5,039,402

		$29,786,134

Beverages — 1.5%
Constellation Brands, Inc., Class A	65,046	$9,827,800

		$9,827,800

Biotechnology — 1.7%
Celgene Corp.(1)	110,729	$11,082,866

		$11,082,866

Capital Markets — 3.6%
Charles Schwab Corp. (The)	345,534	$9,681,863
Credit Suisse Group AG	183,778	2,595,303
Credit Suisse Group AG(2)	62,139	877,523
Goldman Sachs Group, Inc. (The)	69,742	10,948,099

		$24,102,788

Chemicals — 1.8%
CF Industries Holdings, Inc.	112,824	$3,535,904
PPG Industries, Inc.	78,069	8,703,913

		$12,239,817

Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	265,783	$14,373,545
Zayo Group Holdings, Inc.(1)	254,168	6,161,032

		$20,534,577

Electric Utilities — 1.8%
NextEra Energy, Inc.	102,053	$12,076,952

		$12,076,952

Electrical Equipment — 1.1%
Rockwell Automation, Inc.	67,489	$7,676,874

		$7,676,874

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	537,163	$11,221,335

		$11,221,335

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	98,821	$7,288,049

		$7,288,049

Security	Shares	Value
Food & Staples Retailing — 1.9%
Kroger Co. (The)	329,985	$12,621,926

		$12,621,926

Food Products — 4.1%
General Mills, Inc.	249,352	$15,796,449
Mondelez International, Inc., Class A	289,517	11,615,422

		$27,411,871

Health Care Equipment & Supplies — 2.7%
Medtronic PLC	160,979	$12,073,425
Zimmer Biomet Holdings, Inc.	56,111	5,983,116

		$18,056,541

Household Durables — 1.2%
Newell Rubbermaid, Inc.	177,990	$7,883,177

		$7,883,177

Industrial Conglomerates — 6.1%
Danaher Corp.	172,900	$16,401,294
General Electric Co.	770,837	24,504,908

		$40,906,202

Insurance — 4.4%
Aflac, Inc.	121,975	$7,701,501
American Financial Group, Inc.	75,904	5,341,364
MetLife, Inc.	196,356	8,627,883
XL Group PLC	202,092	7,436,986

		$29,107,734

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(1)	32,981	$19,578,841

		$19,578,841

Internet Software & Services — 6.7%
Alphabet, Inc., Class C(1)	38,606	$28,759,540
Facebook, Inc., Class A(1)	141,721	16,170,366

		$44,929,906

IT Services — 3.0%
Visa, Inc., Class A	260,586	$19,929,617

		$19,929,617

Media — 3.0%
Walt Disney Co. (The)	198,980	$19,760,704

		$19,760,704

Multi-Utilities — 1.7%
Sempra Energy	107,708	$11,207,017

		$11,207,017

Multiline Retail — 2.7%
Dollar General Corp.	89,457	$7,657,519
Target Corp.	123,709	10,178,777

		$17,836,296

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	129,425	$12,347,145
EOG Resources, Inc.	115,045	8,349,966
Occidental Petroleum Corp.	136,160	9,317,429
Royal Dutch Shell PLC, Class B	304,457	7,408,888

		$37,423,428

Security	Shares	Value
Pharmaceuticals — 8.9%
Allergan PLC(1)	43,702	$11,713,447
Bristol-Myers Squibb Co.	166,983	10,666,874
Eli Lilly & Co.	150,187	10,814,966
Johnson & Johnson	181,114	19,596,535
Teva Pharmaceutical Industries, Ltd. ADR	124,256	6,648,938

		$59,440,760

Real Estate Investment Trusts (REITs) — 2.2%
Equity Residential	102,486	$7,689,524
Federal Realty Investment Trust	45,156	7,046,594

		$14,736,118

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	287,008	$9,284,709
NXP Semiconductors NV(1)	179,951	14,588,627

		$23,873,336

Software — 5.6%
Microsoft Corp.	369,656	$20,416,101
Oracle Corp.	420,788	17,214,437

		$37,630,538

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	131,061	$9,927,871

		$9,927,871

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	212,615	$23,172,909

		$23,172,909

Textiles, Apparel & Luxury Goods — 2.8%
Hanesbrands, Inc.	255,537	$7,241,919
NIKE, Inc., Class B	189,067	11,621,948

		$18,863,867

Tobacco — 1.9%
Altria Group, Inc.	208,496	$13,064,359

		$13,064,359

Total Common Stocks (identified cost $545,166,999)		$674,234,976

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	267	$1,930	4/1/16	$2,003
S&P 500 Index	264	1,935	4/8/16	12,540
S&P 500 Index	259	1,975	4/15/16	73,815
S&P 500 Index	259	1,950	4/22/16	91,945
S&P 500 Index FLEX	269	1,900	4/4/16	12
S&P 500 Index FLEX	265	1,900	4/6/16	245
S&P 500 Index FLEX	268	1,935	4/11/16	15,858
S&P 500 Index FLEX	262	1,945	4/13/16	31,801
S&P 500 Index FLEX	258	1,970	4/18/16	101,835
S&P 500 Index FLEX	258	1,975	4/20/16	131,284
S&P 500 Index FLEX	259	1,955	4/25/16	137,274
S&P 500 Index FLEX	255	2,000	4/27/16	280,515

Total Put Options Purchased (identified cost $3,716,354)				$879,127

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$768	$767,604

Total Short-Term Investments (identified cost $767,604)		$767,604

Total Investments — 101.2% (identified cost $549,650,957)		$675,881,707

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	267	$2,035	4/1/16	$(678,180)
S&P 500 Index	264	2,055	4/8/16	(402,600)
S&P 500 Index	259	2,080	4/15/16	(207,200)
S&P 500 Index	259	2,065	4/22/16	(495,985)
S&P 500 Index FLEX	269	2,037	4/4/16	(712,692)
S&P 500 Index FLEX	265	2,026	4/6/16	(1,000,808)
S&P 500 Index FLEX	268	2,057	4/11/16	(473,261)
S&P 500 Index FLEX	262	2,057	4/13/16	(504,789)
S&P 500 Index FLEX	258	2,081	4/18/16	(278,668)
S&P 500 Index FLEX	258	2,073	4/20/16	(399,345)
S&P 500 Index FLEX	259	2,077	4/25/16	(420,276)
S&P 500 Index FLEX	255	2,097	4/27/16	(237,811)

Total Call Options Written (premiums received $3,870,300)				$(5,811,615)

Other Assets, Less Liabilities — (0.3)%				$(2,449,702)

Net Assets — 100.0%				$667,620,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $4,502.

Abbreviations:

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,313	$4,796,936
Options written	10,282	15,517,678
Options terminated in closing purchase transactions	(1,089)	(1,689,893)
Options exercised	(2,733)	(4,623,885)
Options expired	(6,630)	(10,130,536)

Outstanding, end of period	3,143	$3,870,300

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$879,127	$—
Written options	—	(5,811,615)

Total	$879,127	$(5,811,615)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$546,055,103

Gross unrealized appreciation	$147,696,608
Gross unrealized depreciation	(17,870,004)

Net unrealized appreciation	$129,826,604

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$93,850,756	$—		$—	$93,850,756
Consumer Staples	62,925,956	—		—	62,925,956
Energy	37,302,589	7,408,888		—	44,711,477
Financials	94,259,948	3,472,826		—	97,732,774
Health Care	88,580,167	—		—	88,580,167
Industrials	69,617,842	—		—	69,617,842
Information Technology	160,757,641	—		—	160,757,641
Materials	12,239,817	—		—	12,239,817
Telecommunication Services	20,534,577	—		—	20,534,577
Utilities	23,283,969	—		—	23,283,969
Total Common Stocks	$663,353,262	$10,881,714	*	$—	$674,234,976

Asset Description	Level 1	Level 2	Level 3	Total
Put Options Purchased	$180,303	$698,824	$—	$879,127
Short-Term Investments	—	767,604	—	767,604
Total Investments	$663,533,565	$12,348,142	$—	$675,881,707

Liability Description
Call Options Written	$(1,783,965)	$(4,027,650)	$—	$(5,811,615)
Total	$(1,783,965)	$(4,027,650)	$—	$(5,811,615)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016